Trade Receivables and Reseller Financing - Breakdown of Expected Losses on Doubtful Accounts (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Summary of trade receivables [line items]
Loss allowance for expected credit losses	R$ 185,278	R$ 197,011
Reseller Financing - Ipiranga [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	185,278	197,011	R$ 156,006
Reseller Financing - Ipiranga [member] | Current [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	1,514	22,872
Reseller Financing - Ipiranga [member] | Less than 30 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	6,410	785
Reseller Financing - Ipiranga [member] | 31 to 60 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	8,697	1,812
Reseller Financing - Ipiranga [member] | 61-90 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	6,255	2,397
Reseller Financing - Ipiranga [member] | 91-180 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	9,892	14,684
Reseller Financing - Ipiranga [member] | More than 180 days [member]
Summary of trade receivables [line items]
Loss allowance for expected credit losses	R$ 152,510	R$ 154,461